Share-based Compensation (Allocation of recognized period costs and expenses) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Cost of revenues USD ($)	Dec. 31, 2012 Cost of revenues CNY	Dec. 31, 2011 Cost of revenues CNY	Dec. 31, 2010 Cost of revenues CNY	Dec. 31, 2012 Sales and marketing expenses USD ($)	Dec. 31, 2012 Sales and marketing expenses CNY	Dec. 31, 2011 Sales and marketing expenses CNY	Dec. 31, 2010 Sales and marketing expenses CNY	Dec. 31, 2012 General and administrative expenses USD ($)	Dec. 31, 2012 General and administrative expenses CNY	Dec. 31, 2011 General and administrative expenses CNY	Dec. 31, 2010 General and administrative expenses CNY	Dec. 31, 2012 Technology and product development expenses USD ($)	Dec. 31, 2012 Technology and product development expenses CNY	Dec. 31, 2011 Technology and product development expenses CNY	Dec. 31, 2010 Technology and product development expenses CNY
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Recognized Share-based compensation expenses	$ 1,085	6,759	66,092	16,561	$ 154	958	19,526	854	$ 228	1,423	18,254	4,664	$ 656	4,085	17,470	10,406	$ 47	293	10,842	637